ACQUISITIONS (Detail Textuals 7) (USD $)	12 Months Ended						5 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Apex	Dec. 31, 2011 Apex	Dec. 31, 2012 Illume Mobile	Dec. 31, 2011 Illume Mobile	Dec. 31, 2012 Apex and Illume Mobile's
Business Acquisition [Line Items]
Amortization of intangible assets			$ 572,000	$ 1,392,000	$ 125,000	$ 214,000
Net increase in interest expense			291,000	708,000
Number of common stock issued (in shares)			325,000		617,284
Revenue	71,501,000	58,359,000					1,500,000
Net loss	$ (3,866,000)	$ (5,168,000)					$ 1,800,000